Expense Example, No Redemption - VALUE LINE CAPITAL APPRECIATION FUND INC	Sep. 25, 2026 USD ($)
VALUE LINE CAPITAL APPRECIATION FUND INC
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	1,317
Institutional
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	478
Expense Example, No Redemption, 10 Years	$ 1,069